LEASE - Schedule of Future Minimum Lease Payments of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
2023	$ 32,154
2024	29,334
2025	25,130
2026	23,058
2027	35,659
Thereafter	182,505
Total undiscounted lease payments	327,840
Less imputed interest	125,589
Total lease liabilities	$ 202,251